Fair Value of Financial Instruments (Details) - Schedule of analysis of financial instruments - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments
Derivative financial instruments	$ 13,161,844	$ 17,227,709
Borrowings
Borrowings	195,640,464
Level 1 [Member]
Derivative financial instruments
Derivative financial instruments	13,161,844	15,709,460
Borrowings
Borrowings
Level 2 [Member]
Derivative financial instruments
Derivative financial instruments		1,518,249
Borrowings
Borrowings	195,640,464
Level 3 [Member]
Derivative financial instruments
Derivative financial instruments
Borrowings
Borrowings